Vessels, Port Terminal and Other Fixed Assets, Net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property Plant And Equipment [Line Items]
Balance	$ 1,821,101
Revaluation of vessels due to termination of capital lease obligation	5,243	$ 0	$ 210
Write offs	50,565	0	0
Transfers	137,357	0	0
Balance	1,809,225	1,821,101
Cost
Property Plant And Equipment [Line Items]
Balance	2,529,488	2,434,639	2,425,931
Additions	11,122	65,154	8,918
Impairment losses	(104,157)
Disposals	(15,488)
Restructure of capital lease			(210)
Revaluation of vessels due to termination of capital lease obligation	(5,243)
Write offs	(32)
Transfers	137,357	29,695
Balance	2,553,047	2,529,488	2,434,639
Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(708,387)	(610,678)	(514,788)
Additions	(97,114)	(97,709)	(95,890)
Impairment losses	58,034
Disposals	3,613
Write offs	32
Balance	(743,822)	(708,387)	(610,678)
Net Book Value
Property Plant And Equipment [Line Items]
Balance	1,821,101	1,823,961	1,911,143
Additions	(85,992)	(32,555)	(86,972)
Impairment losses	(46,123)
Disposals	(11,875)
Restructure of capital lease			(210)
Revaluation of vessels due to termination of capital lease obligation	(5,243)
Transfers	137,357	29,695
Balance	1,809,225	1,821,101	1,823,961
Vessels | Cost
Property Plant And Equipment [Line Items]
Balance	1,930,950	1,841,140	1,841,140
Additions		60,115
Impairment losses	(104,157)
Disposals	(11,828)
Transfers		29,695
Balance	1,814,965	1,930,950	1,841,140
Vessels | Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(521,535)	(447,688)	(376,794)
Additions	(73,017)	(73,847)	(70,894)
Impairment losses	58,034
Balance	(536,518)	(521,535)	(447,688)
Vessels | Net Book Value
Property Plant And Equipment [Line Items]
Balance	1,409,415	1,393,452	1,464,346
Additions	(73,017)	(13,732)	(70,894)
Impairment losses	(46,123)
Disposals	(11,828)
Transfers		29,695
Balance	1,278,447	1,409,415	1,393,452
Port Terminals (Navios Logistics) | Cost
Property Plant And Equipment [Line Items]
Balance	109,224	108,686	106,399
Additions	5,060	2,051	2,287
Transfers	137,357	(1,513)
Balance	251,641	109,224	108,686
Port Terminals (Navios Logistics) | Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(27,391)	(23,898)	(20,467)
Additions	(5,237)	(3,493)	(3,431)
Balance	(32,628)	(27,391)	(23,898)
Port Terminals (Navios Logistics) | Net Book Value
Property Plant And Equipment [Line Items]
Balance	81,833	84,788	85,932
Additions	(177)	(1,442)	(1,144)
Transfers	137,357	(1,513)
Balance	219,013	81,833	84,788
Tanker vessels, barges and pushboats (Navios Logistics) | Cost
Property Plant And Equipment [Line Items]
Balance	475,378	470,944	464,966
Additions	5,531	738	6,188
Disposals	(3,585)
Restructure of capital lease			(210)
Revaluation of vessels due to termination of capital lease obligation	(5,243)
Transfers		3,696
Balance	472,081	475,378	470,944
Tanker vessels, barges and pushboats (Navios Logistics) | Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(150,038)	(131,144)	(111,137)
Additions	(17,603)	(18,894)	(20,007)
Disposals	3,585
Balance	(164,056)	(150,038)	(131,144)
Tanker vessels, barges and pushboats (Navios Logistics) | Net Book Value
Property Plant And Equipment [Line Items]
Balance	325,340	339,800	353,829
Additions	(12,072)	(18,156)	(13,819)
Restructure of capital lease			(210)
Revaluation of vessels due to termination of capital lease obligation	(5,243)
Transfers		3,696
Balance	308,025	325,340	339,800
Other fixed assets | Cost
Property Plant And Equipment [Line Items]
Balance	13,936	13,869	13,426
Additions	531	2,250	443
Disposals	(75)
Write offs	(32)
Transfers		(2,183)
Balance	14,360	13,936	13,869
Other fixed assets | Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(9,423)	(7,948)	(6,390)
Additions	(1,257)	(1,475)	(1,558)
Disposals	28
Write offs	32
Balance	(10,620)	(9,423)	(7,948)
Other fixed assets | Net Book Value
Property Plant And Equipment [Line Items]
Balance	4,513	5,921	7,036
Additions		775
Additions	(726)		(1,115)
Disposals	(47)
Transfers		(2,183)
Balance	$ 3,740	$ 4,513	$ 5,921